Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Schedule Of Restructuring activity
The following table summarizes the Company’s restructuring activity:

(In thousands)	Severance	Facilities and Other Costs	Total Restructuring Charges
Balance at December 31, 2017	$13,257	$—	$13,257
Charges	7,901	4,564	12,465
Payments/utilization	(16,841)	(1,862)	(18,703)
Foreign exchange translation effects	(867)	(48)	(915)

Balance at December 31, 2018	3,450	2,654	6,104

Charges	2,271	3,114	5,385
Payments/utilization	(4,398)	(4,476)	(8,874)

Balance at December 31, 2019	$1,323	$1,292	$2,615

Charges	4,601	755	5,356
Payments/utilization	(5,380)	(1,292)	(6,672)

Balance at December 31, 2020	$544	$755	$1,299

Summary of the Company's restructuring charges by segment
The following table summarizes the Company’s restructuring charges by segment:

	Year Ended December 31,
(In thousands)	2020	2019	2018
Sales . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$2,451	$2,928	$6,663
Marketing . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,905	2,457	5,802

Total restructuring charges . . . . . . . . . . . . . . . . . . . .	$5,356	$5,385	$12,465